Note 2 - Allowance For Credit Losses: Troubled Debt Restructurings on Financing Receivables (Details)	3 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Current 12 months
Financing Receivable, Modifications, Number of Contracts	3,937	5,195
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 14,036,965	$ 16,534,124
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 13,492,343	$ 15,670,285
Current 12 months | Live Check Consumer Loans
Financing Receivable, Modifications, Number of Contracts	607	786
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,135,707	$ 1,282,032
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,105,659	$ 1,245,551
Current 12 months | Premier Consumer Loans
Financing Receivable, Modifications, Number of Contracts	118	164
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 706,551	$ 1,085,667
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 670,776	$ 1,058,529
Current 12 months | Other Consumer Loans
Financing Receivable, Modifications, Number of Contracts	2,986	3,972
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 10,641,761	$ 12,983,091
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 10,194,316	$ 12,224,600
Current 12 months | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	11	9
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 168,829	$ 111,677
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 168,604	$ 111,677
Current 12 months | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	215	264
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,384,117	$ 1,071,657
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,352,988	$ 1,029,928
Previous 12 months
Financing Receivable, Modifications, Number of Contracts	1,155	2,021
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 2,271,304	$ 4,080,456
Previous 12 months | Live Check Consumer Loans
Financing Receivable, Modifications, Number of Contracts	241	427
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 437,937	$ 617,260
Previous 12 months | Premier Consumer Loans
Financing Receivable, Modifications, Number of Contracts	31	53
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 193,264	$ 327,474
Previous 12 months | Other Consumer Loans
Financing Receivable, Modifications, Number of Contracts	841
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,948,819
Previous 12 months | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	0	0
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0	$ 0
Previous 12 months | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	42	89
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 141,284	$ 209,611
Previous 12 months | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts		1,452
Financing Receivable, Troubled Debt Restructuring, Premodification		$ 2,926,111